Operating Segments - Schedule of Segment Liabilities (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Operating Segments [Line Items]
Segment liabilities	$ 51,368,289	$ 51,845,793	$ 13,859,809
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Segment liabilities	40,119,176	40,891,975	7,119,839
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment liabilities	8,960,085	8,962,922	5,640,610
Unallocated
Disclosure Of Operating Segments [Line Items]
Segment liabilities	$ 2,289,028	$ 1,990,896	$ 1,099,360